Annual Operating Expenses - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2023
Fidelity Advisor California Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.79%
Fidelity Advisor California Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual operating expenses	1.53%
Fidelity Advisor California Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.69%
Fidelity Advisor California Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.55%
Fidelity Advisor California Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.43%